Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	126,476,950
Proposed Maximum Offering Price per Unit	17.38
Maximum Aggregate Offering Price	$ 2,198,169,391.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 303,567.19
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, on the basis of the average of the high ($17.795) and low ($16.96) sales prices of the Common Stock as reported on the Nasdaq Stock Market on September 1, 2026, which date is within five business days prior to filing this Registration Statement.

Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split or stock dividend or pursuant to anti-dilution provisions of any of the securities.